Vanguard Balanced Index Fund
Supplement Dated February 17, 2023, to the Prospectus and Summary Prospectuses Dated April 29, 2022
Important Changes to Vanguard Balanced Index Fund

Effective immediately, Aurélie Denis and Michael R. Roach have been added as co-portfolio managers of Vanguard Balanced Index Fund (the Fund). They replace William A. Coleman, who had previously co-managed the Fund, and join Joshua C. Barrickman, Gerard C. O’Reilly, and Tara Talone, who will continue to co-manage the Fund.
Accordingly, all references to Mr. Coleman in the Fund’s Prospectus and Summary Prospectuses are hereby deleted in their entirety. The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
The following replaces William A. Coleman under the heading “Investment Advisor” in the Fund Summary section for the Fund:
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has co-managed the stock portion of the Fund since February 2023.
Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has co-managed the stock portion of the Fund since February 2023.
Prospectus Text Changes
The following replaces William A. Coleman under the heading “Investment Advisor” in the More on the Fund section:
Aurélie Denis, CFA, Portfolio Manager at Vanguard. She has been with Vanguard since 2016, has worked in investment management since 2017, has managed investment portfolios since 2023, and has co-managed the Fund since February 2023. Education: B.S., Pennsylvania State University.
Michael R. Roach, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 1998, has worked in investment management since 2000, had previously managed investment portfolios from 2009-2019, and has co-managed the Fund since February 2023. Education: B.S., Bloomsburg University of Pennsylvania; M.S., Drexel University.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 002B 022023
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Vanguard Valley Forge Funds

Supplement Dated February 17, 2023, to the Statement of Additional Information Dated April 29, 2022
Important Changes to Vanguard Balanced Index Fund (the Fund)
Effective immediately, Aurélie Denis and Michael R. Roach have been added as co-portfolio managers of Vanguard Balanced Index Fund (the Fund). They replace William A. Coleman, who had previously co-managed the Fund, and join Joshua C. Barrickman, Gerard C. O’Reilly, and Tara Talone, who will continue to co-manage the Fund. Accordingly, all references to Mr. Coleman in the Fund’s Statement of Additional Information are hereby deleted in their entirety.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section, the following text replaces the information on the table for William A. Coleman under the subheading “1. Other Accounts Managed” on page B-50:
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Aurélie Denis[1]	Registered investment companies[2]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Michael R. Roach[3]	Registered investment companies[4]	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Ms. Denis began co-managing the Fund on February 17, 2023.
2 Information provided as of December 31, 2022.
3 Mr. Roach began co-managing the Fund on February 17, 2023.
4 Information provided as of December 31, 2022.

Within the same section, the following text is added under the subheading “4. Ownership of Securities” on page B-52:

As of December 31, 2022, Ms. Denis and Mr. Roach did not own any shares of Vanguard Balanced Index Fund.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 002D 022023